INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

	At December 31,
	2011	2012
	$	$

Customer relationships	8,073,439	8,073,439
Order backlog	44,852	44,852
Others	4,485	4,485

	8,122,776	8,122,776
Less: Accumulated amortization	(3,283,830)	(6,136,155)

Total	4,838,946	1,986,621

Intangible assets were acquired in 2010 through the business acquisition (see Note 3), and amortization expense was $497,105, $2,786,725 and $2,852,325 for the year ended December, 2010, 2011 and 2012, respectively. The amortization expense will be $1,986,621 in 2013.